Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	$ 2,436,508	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,925	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 9,020,807	$ 8,298,380	$ 7,562,534
Expenses:
Direct operating	1,351,190				1,114,158					4,795,788	4,566,378	4,283,394
Depreciation of revenue earning equipment and lease charges	587,027				515,106					2,148,158	1,905,739	1,868,147
Selling, general and administrative	251,524				207,736					945,581	745,117	664,442
Interest expense	163,248				149,489					597,788	650,254	726,539
Interest income	(1,834)				(1,092)					(4,902)	(5,551)	(12,315)
Other (income) expense, net	(598)				(457)					35,542	62,548	5
Total expenses	2,350,557				1,984,940					8,517,955	7,924,485	7,530,212
Income before income taxes	85,951	(26,900)	382,100	171,700	(24,015)	105,400	308,200	107,000	(146,700)	502,852	373,895	32,322
Provision for taxes on income	(59,468)				(24,226)					(227,073)	(143,846)	(33,322)
Equity in earnings (losses) of subsidiaries (net of tax)	0				0					0	0	0
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	26,483	(28,300)	251,300	101,000	(48,241)	58,800	212,600	62,100	(123,000)	275,779	210,489	(18,383)
Parent (The Hertz Corporation)
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	1,054,476				967,967					4,259,049	4,068,310	3,961,435
Expenses:
Direct operating	612,924				571,851					2,384,829	2,262,371	2,217,864
Depreciation of revenue earning equipment and lease charges	661,302				538,717					2,402,032	1,996,733	1,938,416
Selling, general and administrative	107,284				104,123					448,100	326,794	320,192
Interest expense	81,279				63,637
Interest income	(8)				(113)
Other (income) expense, net	48				0					(10,656)	62,396	9,915
Total expenses	1,462,733				1,278,215					5,477,742	4,947,393	4,783,663
Income before income taxes	(408,257)				(310,248)					(1,218,693)	(879,083)	(822,228)
Provision for taxes on income	148,353				111,243					476,444	342,469	314,692
Equity in earnings (losses) of subsidiaries (net of tax)	286,387				150,764					1,018,028	747,103	489,153
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	26,483				(48,241)					275,779	210,489	(18,383)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	622,087				209,801					975,500	809,093	701,264
Expenses:
Direct operating	352,931				133,269					553,099	497,053	452,674
Depreciation of revenue earning equipment and lease charges	152,462				44,488					198,322	180,807	200,252
Selling, general and administrative	59,701				25,542					123,300	85,414	67,739
Interest expense	10,233				9,847
Interest income	(1,383)				(157)
Other (income) expense, net	(31)				(5)					(19)	(18)	(3)
Total expenses	573,913				212,984					914,381	790,482	740,730
Income before income taxes	48,174				(3,183)					61,119	18,611	(39,466)
Provision for taxes on income	(17,870)				657					(44,846)	(10,016)	10,718
Equity in earnings (losses) of subsidiaries (net of tax)	54,784				11,256					45,922	26,215	(5,268)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	85,088				8,730					62,195	34,810	(34,016)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	1,503,266				1,341,215					6,255,039	5,733,827	5,350,348
Expenses:
Direct operating	385,569				409,038					1,857,860	1,806,954	1,612,856
Depreciation of revenue earning equipment and lease charges	516,206				489,959					2,016,585	2,041,049	2,179,992
Selling, general and administrative	84,683				78,071					374,181	332,909	276,511
Interest expense	71,736				76,005
Interest income	(443)				(822)
Other (income) expense, net	(519)				(452)					46,217	170	(9,907)
Total expenses	1,057,232				1,051,799					4,594,613	4,499,460	4,456,332
Income before income taxes	446,034				289,416					1,660,426	1,234,367	894,016
Provision for taxes on income	(189,951)				(136,126)					(658,671)	(476,299)	(358,732)
Equity in earnings (losses) of subsidiaries (net of tax)	0
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	256,083				153,290					1,001,755	738,508	517,901
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	(743,321)				(558,058)					(2,468,781)	(2,312,850)	(2,450,513)
Expenses:
Direct operating	(234)				0					0	0	0
Depreciation of revenue earning equipment and lease charges	(742,943)				(558,058)					(2,468,781)	(2,312,850)	(2,450,513)
Selling, general and administrative	(144)				0					0	0	0
Interest expense	0				0
Interest income	0				0
Other (income) expense, net	0				0					0	0	0
Total expenses	(743,321)				(558,058)					(2,468,781)	(2,312,850)	(2,450,513)
Income before income taxes	0				0					0	0	0
Provision for taxes on income	0				0					0	0	0
Equity in earnings (losses) of subsidiaries (net of tax)	(341,171)				(162,020)					(1,063,950)	(773,318)	(483,885)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (341,171)				$ (162,020)					$ (1,063,950)	$ (773,318)	$ (483,885)